Accounts Receivable	6 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Accounts receivable	$10,395,061	$6,292,469
Less: allowance for doubtful accounts	(38,376)	(39,280)
Accounts receivable, net	$10,356,685	$6,253,189

The average accounts receivable turnover period was approximately 117 days and 145 days for the fiscal periods ended June 30, 2024 and December 31, 2023, respectively.

Changes of allowance for doubtful accounts for the fiscal periods ended June 30, 2024 and December 31, 2023 were as follow:

	June 30, 2024	December 31, 2023
Beginning balance	$(39,280)	$(2,478)
Provision adjustment for accounts receivable	-	(36,972)
Exchange difference	904	170
Ending balance	$(38,376)	$(39,280)